Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	1 Months Ended	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2018
Income Statement [Abstract]
Net revenues
Operating expenses
Professional and consulting		511,000
General and administrative		532,000
Management fee to related party		85,000
Reverse merger expenses		97,000
Total operating expenses		1,225,000
Net loss		(1,225,000)
Other Comprehensive Income:
Foreign currency translation income		36,000
Total Comprehensive Loss for the period		$ (1,189,000)
Net loss per common share - Basic and diluted:		$ (0.01)
Weighted average common shares outstanding - basic and diluted	119,529,803	122,927,798